Business (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Affiliation Agreements	During the years ended December 31, 2023, 2022, and 2021, the Company entered into affiliation agreements with or acquired the following oncology practices.

Year Ended
December 31, 2021	December 31, 2022	December 31, 2023
State	State	State
Maryland	Arizona	Texas(a)
Arizona	Georgia(a)	Florida(a)
Washington	Louisiana(a)	Arizona(a)
Georgia(a)	Georgia(a)
Arizona	Georgia(a)
Georgia(a)

(a)
The Company entered into affiliation agreements with the physicians for these respective practices. The Company evaluated each of the affiliation agreements and determined that the transactions did not represent a business combination.